Prepayments and Others and Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 28, 2017 CNY (¥)	Dec. 28, 2017 USD ($)
Convertible loan	¥ 22,000	[1]		$ 3,381		¥ 22,000	$ 3,381
Loan loss	¥ 30,839		$ 4,740

[1]	On December 28, 2017, the Group made a convertible loan investment of RMB22,000 to a third-party retail company. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the third-party retail company is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2017, the Group's maximum exposure to loss as a result of its involvement with the third-party retail company was RMB30,839 (US$4,740), which also equals to the carrying amount of the convertible loan and advance. The Group is not considered as the primary beneficiary, as it does not has power to direct the activities of the third-party retail company that most significantly impact its economic performance.